Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share based compensation
Share-Based compensation expense
($ millions)	2017	2016

Equity-settled plans	48	48

Cash-settled plans	334	395

Total share-based compensation expense	382	443

Summary of liability recognized for share-based compensation
($ millions)	2017	2016

Current Liability	344	359

Long-Term Liability (note 23)	361	364

Total Liability	705	723

Weighted average fair value of options granted during the period and the weighted average assumptions used in their determination
	2017	2016

Annual dividend per share	$ 1.28	$ 1.16

Risk-free interest rate	1.09%	0.55%

Expected life	5 years	5 years

Expected volatility	25%	28%

Weighted average fair value per option	$ 6.42	$ 4.60

Summary of stock option plans

	2017		2016

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	31 442	35.98	29 090	36.97

Granted	7 401	42.04	8 145	30.26

Exercised for cash payment	(6)	32.00	(1 441)	30.39

Exercised as options for common shares	(6 223)	36.65	(3 983)	33.36

Forfeited/expired	(1 504)	42.21	(369)	38.12

Outstanding, end of year	31 110	36.96	31 442	35.98

Exercisable, end of year	17 363	36.53	17 821	37.74

Exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2017, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average exercise price ($)	Number (thousands)	Weighted Average exercise price ($)

24.50-34.99	11 466	4	31.32	6 714	32.07

35.00-39.99	9 987	4	37.72	8 006	37.44

40.00-44.99	8 347	5	41.99	1 333	41.70

45.00-49.99	1 197	0	47.52	1 197	47.52

50.00-69.97	113	0	59.54	113	59.54

Total	31 110	4	36.96	17 363	36.53

Summary of common shares available for granting future options
(thousands)	2017	2016

	28 972	10 937

Summary of share units and stock appreciation rights

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2015	2 465	19 104	1 072

Granted	1 683	6 194	186

Redeemed for cash	(1 714)	(6 649)	(40)

Forfeited/expired	(21)	(491)	—

Outstanding, December 31, 2016	2 413	18 158	1 218

Granted	1 570	5 009	202

Redeemed for cash	(1 663)	(6 354)	(118)

Forfeited/expired	(53)	(741)	—

Outstanding, December 31, 2017	2 267	16 072	1 302

Stock Appreciation Rights (SARs)
Share based compensation
Summary of share units and stock appreciation rights

	2017		2016

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	485	34.90	957	27.98

Granted	107	42.05	142	30.23

Exercised	(176)	35.59	(610)	23.07

Forfeited/expired	(29)	37.32	(4)	19.44

Outstanding, end of year	387	36.38	485	34.90

Exercisable, end of year	162	35.39	240	36.29